Offerings - Offering: 1	Sep. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BMO 2025-5C12 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2025-5C12
Amount Registered | shares	566,413,000
Proposed Maximum Offering Price per Unit	1	[1]
Maximum Aggregate Offering Price	$ 566,413,000	[1]
Amount of Registration Fee	$ 86,717.83
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.

[1]	Estimated solely for the purpose of calculating the registration fee.